Equity - Schedule of Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Share Purchase Warrants [Abstract]
Risk-free interest rate	3.80%	3.80%
Expected life of warrants	3 years	4 years
Volatility	81.89%	81.89%
Weighted average fair value per warrant (US$) (in Dollars per share)	$ 1.37	$ 1.37